Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable [Abstract]
Summary of Accounts Receivable	The accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2020
Trade	$1,381	$1,704
Other	377	4,076

	$1,758	$5,780